Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Listed Funds Trust
Entity Central Index Key	0001683471
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
GlacierShares Nasdaq Iceland ETF
Shareholder Report [Line Items]
Fund Name	GlacierShares Nasdaq Iceland ETF
Class Name	TF
Trading Symbol	GLCR
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the GlacierShares Nasdaq Iceland ETF for the period of March 26, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://teucrium.com/etfs/glcr. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://teucrium.com/etfs/glcr
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
GlacierShares Nasdaq Iceland ETF	$25	0.95%
[1]
Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.95%
Updated Performance Information Location [Text Block]	Visit https://teucrium.com/etfs/glcr for more recent performance information.
Net Assets	$ 764,199
Holdings Count | $ / shares	31
Advisory Fees Paid, Amount	$ 1,669
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$764,199
Number of Holdings	31
Net Advisory Fee	$1,669
Portfolio Turnover	8%

Holdings [Text Block]

Top Sectors	(%)
Financials	28.7%
Health Care	21.9%
Consumer Staples	20.3%
Real Estate	7.8%
Industrials	7.3%
Consumer Discretionary	6.5%
Materials	3.5%
Communications	1.1%
Energy	0.8%
Cash & Other	2.1%

Top 10 Issuers	(%)
Islandsbanki HF	11.7%
Arion Banki HF	10.5%
Alvotech SA	8.9%
Oculis Holding AG	8.0%
Embla Medical HF	5.0%
Mowi ASA	4.5%
JBT Marel Corp.	4.4%
Bakkafrost P/F	4.2%
Salmar ASA	4.1%
Kvika banki hf	3.6%

Updated Prospectus Web Address	https://teucrium.com/etfs/glcr
Relative Strength Managed Volatility Strategy ETF
Shareholder Report [Line Items]
Fund Name	Relative Strength Managed Volatility Strategy ETF
Class Name	Relative Strength Managed Volatility Strategy ETF
Trading Symbol	RSMV
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Relative Strength Managed Volatility Strategy ETF for the period of January 13, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://teucrium.com/etfs/rsmv. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://teucrium.com/etfs/rsmv
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Relative Strength Managed Volatility Strategy ETF	$44	0.96%
[2]
Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.96%
Updated Performance Information Location [Text Block]	Visit https://teucrium.com/etfs/rsmv for more recent performance information.
Net Assets	$ 48,027,491
Holdings Count | $ / shares	39
Advisory Fees Paid, Amount	$ 327,448
Investment Company Portfolio Turnover	242.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$48,027,491
Number of Holdings	39
Net Advisory Fee	$327,448
Portfolio Turnover	242%

Holdings [Text Block]

Top 10 Issuers	(%)
Alphabet, Inc.	4.9%
SPDR Portfolio Short Term Treasury ETF	4.5%
Wells Fargo & Co.	2.7%
Netflix, Inc.	2.7%
NVIDIA Corp.	2.7%
Broadcom, Inc.	2.7%
General Electric Co.	2.7%
JPMorgan Chase & Co.	2.6%
Bank of America Corp.	2.6%
Cisco Systems, Inc.	2.6%

Updated Prospectus Web Address	https://teucrium.com/etfs/rsmv
Teucrium 2x Daily Corn ETF
Shareholder Report [Line Items]
Fund Name	Teucrium 2x Daily Corn ETF
Class Name	Teucrium 2x Daily Corn ETF
Trading Symbol	CXRN
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Teucrium 2x Daily Corn ETF for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://teucrium.com/etfs/cxrn. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://teucrium.com/etfs/cxrn
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Teucrium 2x Daily Corn ETF	$42	0.95%
[3]
Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.95%
Updated Performance Information Location [Text Block]	Visit https://teucrium.com/etfs/cxrn for more recent performance information.
Net Assets	$ 812,243
Holdings Count | $ / shares	1
Advisory Fees Paid, Amount	$ 7,770
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$812,243
Number of Holdings	1
Net Advisory Fee	$7,770
Portfolio Turnover	0%

Holdings [Text Block]

Top 10 Issuers	(%)
Corn No. 2 Yellow Futures	-8.0%

Updated Prospectus Web Address	https://teucrium.com/etfs/cxrn
Teucrium 2x Daily Wheat ETF
Shareholder Report [Line Items]
Fund Name	Teucrium 2x Daily Wheat ETF
Class Name	Teucrium 2x Daily Wheat ETF
Trading Symbol	WXET
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Teucrium 2x Daily Wheat ETF for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://teucrium.com/etfs/wxet. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://teucrium.com/etfs/wxet
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Teucrium 2x Daily Wheat ETF	$42	0.95%
[4]
Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.95%
Updated Performance Information Location [Text Block]	Visit https://teucrium.com/etfs/wxet for more recent performance information.
Net Assets	$ 771,882
Holdings Count | $ / shares	1
Advisory Fees Paid, Amount	$ 6,750
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$771,882
Number of Holdings	1
Net Advisory Fee	$6,750
Portfolio Turnover	0%

Holdings [Text Block]

Top 10 Issuers	(%)
Wheat Futures	-5.8%

Updated Prospectus Web Address	https://teucrium.com/etfs/wxet
Teucrium 2x Long Daily XRP ETF
Shareholder Report [Line Items]
Fund Name	Teucrium 2x Long Daily XRP ETF
Class Name	Teucrium 2x Long Daily XRP ETF
Trading Symbol	XXRP
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Teucrium 2x Long Daily XRP ETF for the period of April 7, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://teucrium.com/etfs/XXRP. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://teucrium.com/etfs/XXRP
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Teucrium 2x Long Daily XRP ETF	$125	5.01%
[5]
Expenses Paid, Amount	$ 125
Expense Ratio, Percent	5.01%
Updated Performance Information Location [Text Block]	Visit https://teucrium.com/etfs/XXRP for more recent performance information.
Net Assets	$ 158,666,221
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 354,165
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$158,666,221
Number of Holdings	4
Net Advisory Fee	$354,165
Portfolio Turnover	0%

Holdings [Text Block]

Top 10 Issuers	(%)
XRP Futures	7.1%
CME XRP Futures	0.1%

Updated Prospectus Web Address	https://teucrium.com/etfs/XXRP
Teucrium Agricultural Strategy No K-1 ETF
Shareholder Report [Line Items]
Fund Name	Teucrium Agricultural Strategy No K-1 ETF
Class Name	Teucrium Agricultural Strategy No K-1 ETF
Trading Symbol	TILL
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Teucrium Agricultural Strategy No K-1 ETF for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://teucrium.com/etfs/till. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://teucrium.com/etfs/till
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Teucrium Agricultural Strategy No K-1 ETF	$44	0.89%
[6]
Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.89%
Material Change Date	Dec. 31, 2024
Updated Performance Information Location [Text Block]	Visit https://teucrium.com/etfs/till for more recent performance information.
Net Assets	$ 3,652,554
Holdings Count | $ / shares	4
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$3,652,554
Number of Holdings	4
Portfolio Turnover	0%

Holdings [Text Block]

Top 10 Issuers	(%)
Soybean Futures	-0.2%
Sugar No. 11 Futures	-0.6%
Wheat Futures	-0.8%
Corn No. 2 Yellow Futures	-1.3%

Material Fund Change [Text Block]
Other Material Fund Changes:
The Fund changed its fiscal year-end from April 30th to December 31st for 2024. The change will be effective as of December 31, 2024. This means that the Fund’s most recent tax year will be a short tax year, from May 1st to December 31, 2024, and that subsequent tax years will be on the calendar year, from January 1st to December 31st.

Updated Prospectus Web Address	https://teucrium.com/etfs/till
Yields For You Income Strategy A ETF
Shareholder Report [Line Items]
Fund Name	Yields For You Income Strategy A ETF
Class Name	Yields For You Income Strategy A ETF
Trading Symbol	YFYA
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Yields For You Income Strategy A ETF for the period of January 30, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://teucrium.com/etfs/yfya. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://teucrium.com/etfs/yfya
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Yields For You Income Strategy A ETF	$41	1.00%
[7]
Expenses Paid, Amount	$ 41
Expense Ratio, Percent	1.00%
Updated Performance Information Location [Text Block]	Visit https://teucrium.com/etfs/yfya for more recent performance information.
Net Assets	$ 24,443,498
Holdings Count | $ / shares	6
Advisory Fees Paid, Amount	$ 104,577
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$24,443,498
Number of Holdings	6
Net Advisory Fee	$104,577
Portfolio Turnover	9%

Holdings [Text Block]

Top 10 Issuers	(%)
SPDR Bloomberg 1-3 Month T-Bill ETF	35.0%
Touchstone Ultra Short Income ETF	30.0%
AAM Low Duration Preferred and Income Securities ETF	21.5%
JPMorgan Nasdaq Equity Premium Income ETF	5.2%
JPMorgan Equity Premium Income ETF	5.1%
FolioBeyond Alternative Income and Interest Rate Hedge ETF	3.0%

Updated Prospectus Web Address	https://teucrium.com/etfs/yfya

[1]
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*	Annualized

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[5]
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[6]
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[7]
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